Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 163,377,000.00
Total Fee Amount	22,562.36
Total Offset Amount	0.00
Net Fee	$ 22,562.36
Offering Table N/A
Offset Table N/A	N/A